Description of Business and Segmented Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information
A) Results of Operations – Segment and Operational Information (1)

	Upstream
	Oil Sands			Conventional			Offshore			Total
For the years ended December 31,	2021	2020 (2)	2019 (2)	2021	2020	2019	2021	2020	2019	2021	2020 (2)	2019 (2)
Revenues
Gross Sales	22,827	8,804	13,101	3,235	904	935	1,782	—	—	27,844	9,708	14,036
Less: Royalties (3)	2,196	331	1,143	150	40	30	108	—	—	2,454	371	1,173
	20,631	8,473	11,958	3,085	864	905	1,674	—	—	25,390	9,337	12,863
Expenses
Purchased Product (3)	3,188	1,262	2,231	1,655	268	240	—	—	—	4,843	1,530	2,471
Transportation and Blending (3)	7,841	4,683	5,152	74	81	82	15	—	—	7,930	4,764	5,234
Operating (3)	2,451	1,156	1,067	551	320	339	239	—	—	3,241	1,476	1,406
Realized (Gain) Loss on Risk Management	786	268	23	2	—	—	—	—	—	788	268	23
Operating Margin	6,365	1,104	3,485	803	195	244	1,420	—	—	8,588	1,299	3,729
Unrealized (Gain) Loss on Risk Management	18	57	92	1	—	—	—	—	—	19	57	92
Depreciation, Depletion and Amortization	2,666	1,687	1,543	3	880	319	492	—	—	3,161	2,567	1,862
Exploration Expense	16	9	18	(3)	82	64	5	—	—	18	91	82
(Income) Loss From Equity- Accounted Affiliates	(5)	—	—	—	—	—	(47)	—	—	(52)	—	—
Segment Income (Loss)	3,670	(649)	1,832	802	(767)	(139)	970	—	—	5,442	(1,416)	1,693
(1)Prior period results have been reclassified to conform with the current period’s operating segments.
(2)Prior period results have been adjusted for the change in presentation of product swaps and certain third-party purchases used in blending and optimization activities (see Note 3(w)).
(3)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.

	Downstream
For the years ended December 31,	Canadian Manufacturing			U.S. Manufacturing			Retail			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Revenues
Gross Sales	4,472	82	77	20,043	4,733	8,291	2,158	—	—	26,673	4,815	8,368
Less: Royalties (1)	—	—	—	—	—	—	—	—	—	—	—	—
	4,472	82	77	20,043	4,733	8,291	2,158	—	—	26,673	4,815	8,368
Expenses								—	—
Purchased Product (1)	3,552	—	—	17,955	4,429	6,735	2,019	—	—	23,526	4,429	6,735
Transportation and Blending (1)	—	—	—	—	—	—	—	—	—	—	—	—
Operating (1)	388	37	41	1,772	748	877	98	—	—	2,258	785	918
Realized (Gain) Loss on Risk Management	—	—	—	104	(21)	(16)	—	—	—	104	(21)	(16)
Operating Margin	532	45	36	212	(423)	695	41	—	—	785	(378)	731
Unrealized (Gain) Loss on Risk Management	—	—	—	1	(1)	1	—	—	—	1	(1)	1
Depreciation, Depletion and Amortization	167	8	7	2,381	728	273	59	—	—	2,607	736	280
Exploration Expense	—	—	—	—	—	—	—	—	—	—	—	—
(Income) Loss From Equity- Accounted Affiliates	—	—	—	—	—	—	—	—	—	—	—	—
Segment Income (Loss)	365	37	29	(2,170)	(1,150)	421	(18)	—	—	(1,823)	(1,113)	450
(1)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.

	Corporate and Eliminations			Consolidated
For the years ended December 31,	2021	2020	2019	2021	2020 (1)	2019 (1)
Revenues
Gross Sales	(5,706)	(609)	(689)	48,811	13,914	21,715
Less: Royalties (2)	—	—	—	2,454	371	1,173
	(5,706)	(609)	(689)	46,357	13,543	20,542
Expenses
Purchased Product (2)	(4,888)	(278)	(417)	23,481	5,681	8,789
Transportation and Blending (2)	(47)	(36)	(50)	7,883	4,728	5,184
Operating (2)	(783)	(306)	(236)	4,716	1,955	2,088
Realized (Gain) Loss on Risk Management	101	5	—	993	252	7
Unrealized (Gain) Loss on Risk Management	(18)	—	56	2	56	149
Depreciation, Depletion and Amortization	118	161	107	5,886	3,464	2,249
Exploration Expense	—	—	—	18	91	82
(Income) Loss From Equity-Accounted Affiliates	(5)	—	—	(57)	—	—
Segment Income (Loss)	(184)	(155)	(149)	3,435	(2,684)	1,994
General and Administrative	849	292	331	849	292	331
Finance Costs	1,082	536	511	1,082	536	511
Interest Income	(23)	(9)	(12)	(23)	(9)	(12)
Integration Costs	349	29	—	349	29	—
Foreign Exchange (Gain) Loss, Net	(174)	(181)	(404)	(174)	(181)	(404)
Re-measurement of Contingent Payment	575	(80)	164	575	(80)	164
(Gain) Loss on Divestiture of Assets	(229)	(81)	(2)	(229)	(81)	(2)
Other (Income) Loss, Net	(309)	40	9	(309)	40	9
	2,120	546	597	2,120	546	597
Earnings (Loss) Before Income Tax				1,315	(3,230)	1,397
Income Tax Expense (Recovery)				728	(851)	(797)
Net Earnings (Loss)				587	(2,379)	2,194
(1)Prior period results have been adjusted for the change in presentation of product swaps and certain third-party purchases used in blending and optimization activities (see Note 3(w)).
(2)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.

Schedule of Revenues by Product
B) Revenues by Product (1)

For the years ended December 31,	2021	2020	2019
Upstream (2)
Crude Oil	19,051	8,557	12,091
NGLs	2,809	186	227
Natural Gas	3,032	535	480
Other	498	58	65
Downstream
Canadian Manufacturing
Synthetic Crude Oil	1,951	—	—
Diesel and Distillate	407	—	—
Asphalt	477	—	—
Other Products and Services	1,637	82	77
U.S. Manufacturing
Gasoline	10,111	2,352	3,880
Diesel and Distillate	6,429	1,569	3,127
Other Products	3,503	813	1,284
Retail	2,158	—	—
Corporate and Eliminations	(5,706)	(609)	(689)
Consolidated	46,357	13,543	20,542
(1) Prior period results have been reclassified to conform with the current period’s operating segments.
Schedule of Geographical Information
C) Geographical Information

	Revenues (1)
For the years ended December 31,	2021	2020	2019
Canada (2)	23,768	8,715	12,160
United States	21,326	4,828	8,382
China	1,263	—	—
Consolidated	46,357	13,543	20,542
(1)Revenues by country are classified based on where the operations are located.
(2)Prior period results have been adjusted for the change in presentation of product swaps and certain third-party purchases used in blending and optimization activities (see Note 3(w)).

	Non-Current Assets (1)
As at December 31,	2021	2020
Canada (2)	33,915	26,041
United States	4,093	3,590
China	2,583	—
Indonesia	311	—
Consolidated	40,902	29,631
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
(2)Excludes assets of $552 million in the Retail segment, $593 million in the Oil Sands segment and $159 million in the Conventional segment that have been reclassified as held for sale in current assets.
Schedule of Assets by Segment
D) Assets by Segment (1)

	E&E Assets		PP&E		ROU Assets
As at December 31,	2021	2020	2021	2020	2021	2020
Oil Sands	653	617	22,535	19,748	754	196
Conventional	6	6	2,174	1,758	2	3
Offshore	61	—	2,822	—	160	—
Canadian Manufacturing	—	—	2,353	176	339	392
U.S. Manufacturing	—	—	3,745	3,476	252	114
Retail	—	—	205	—	49	—
Corporate and Eliminations	—	—	391	253	454	434
Consolidated	720	623	34,225	25,411	2,010	1,139

	Goodwill		Total Assets
As at December 31,	2021	2020	2021	2020
Oil Sands (2)	3,473	2,272	31,070	24,641
Conventional (2)	—	—	3,026	1,978
Offshore	—	—	3,597	—
Canadian Manufacturing	—	—	2,918	578
U.S. Manufacturing	—	—	7,777	4,363
Retail (2)	—	—	966	—
Corporate and Eliminations	—	—	4,750	1,210
Consolidated	3,473	2,272	54,104	32,770
(1)     Prior period results have been reclassified to conform with the current period’s operating segments.
(2)Total assets include assets held for sale of $552 million in the Retail segment, $593 million in the Oil Sands segment and $159 million in the Conventional segment.
Schedule of Capital Expenditures
E) Capital Expenditures (1) (2)

For the years ended December 31,	2021	2020	2019
Capital Investment
Oil Sands	1,019	427	656
Conventional	222	78	103
Offshore
Asia Pacific	21	—	—
Atlantic	154	—	—
Total Upstream	1,416	505	759

Canadian Manufacturing	37	33	52
U.S. Manufacturing	995	243	228
Retail	31	—	—
Total Downstream	1,063	276	280

Corporate and Eliminations	84	60	137
	2,563	841	1,176
Acquisition Capital
Oil Sands	3	6	2
Conventional	4	12	7
Canadian Manufacturing	—	—	4
	7	18	13
Acquisitions (Note 5)
Oil Sands	5,002	—	—
Conventional	547	—	—
Offshore	3,129	—	—
Canadian Manufacturing	2,283	—	—
U.S. Manufacturing	1,618	—	—
Retail	690	—	—
Corporate and Eliminations	156	—	—
	13,425	—	—

Total Capital Expenditures	15,995	859	1,189
(1)Includes expenditures on PP&E, E&E assets and assets held for sale.
(2)Prior period results have been reclassified to conform with the current period’s operating segments.